Estimates (Property, Plant and Equipment) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	$ 54,979	$ 45,018
Less - Accumulated depreciation	(6,296)	(4,726)
Property, Plant and Equipment, Net	48,683	40,292
Land and Land Improvements [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	686	1,307
Buildings and improvements (1 to 45 years)
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	1,526	1,922
Pipelines and equipment (5 to 83 years)
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	32,677	27,149
Natural gas and NGL storage facilities (5 to 46 years)
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	390	1,214
Bulk storage, equipment and facilities (2 to 83 years)
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	2,853	4,010
Tanks and other equipment (5 to 40 years)
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	1,488	58
Retail equipment (2 to 99 years)
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	401	515
Vehicles [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	220	203
Right of way (20 to 83 years)
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	2,573	2,451
Furniture and fixtures (2 to 25 years)
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	57	59
Linepack [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	61	119
Pad gas [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	44	44
Natural Resources [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	484	454
Other (1 to 30 years)
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	3,675	999
Construction work-in-process [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	$ 7,844	$ 4,514